Risk Management (Tables)	9 Months Ended
Sep. 30, 2023
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at September 30, 2023	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Futures Contracts Related to Blending (4)
WTI Fixed – Sell	6.2 MMbbls	October 2023 - June 2024	US$83.06/bbl	(52)
WTI Fixed – Buy	2.6 MMbbls	October 2023 - June 2024	US$86.23/bbl	13
Power Swap Contracts				2
Renewable Power Contracts				21
Other Financial Positions (5)				(10)
Foreign Exchange Rate Contracts				(1)
Total Fair Value				(27)
(1)    Million barrels (“MMbbls”). Barrel (“bbl”).
(2)    Notional volumes and weighted average price represent various contracts over the respective terms. The notional volumes and weighted average price may fluctuate from month to month as it represents the averages for various individual contracts with different terms.
(3)    Includes individual contracts with terms less than one year.
(4)    WTI futures contracts are used to help manage price exposure to condensate used for blending.
(5) Includes risk management positions related to WCS, heavy oil and condensate differential contracts, Belvieu fixed price contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts and the Company’s U.S. manufacturing and marketing activities.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2023	Sensitivity Range	Increase	Decrease
WCS and Condensate Differential Price	± US$2.50/bbl Applied to Differential Hedges Tied to Production	2	(2)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(23)	23
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(5)	5
Natural Gas Basis Price	± US$0.50/Mcf (1) Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/MWh (2) Applied to Power Hedges	109	(109)
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	26	(30)
(1)One thousand cubic feet (“Mcf”).
(2)One thousand kilowatts of electricity per hour (“MWh”).
Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2023	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities (1)	6,435	—	—	—	6,435
Short-Term Borrowings	14	—	—	—	14
Lease Liabilities (2)	445	734	577	2,700	4,456
Long-Term Debt (2)	318	807	3,038	7,372	11,535
Contingent Payments	300	—	—	—	300

As at December 31, 2022	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities (1)	6,124	—	—	—	6,124
Short-Term Borrowings	115	—	—	—	115
Lease Liabilities (2)	426	746	596	2,889	4,657
Long-Term Debt (2)	401	983	2,014	11,196	14,594
Contingent Payments	271	167	—	—	438
(1)Includes current risk management liabilities.
(2)Principal and interest, including current portion, if applicable.